Post-Employment Benefits - Summary of Defined Benefit obligation and Plan Assets by Region (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Pension plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 8,722	$ 7,370
Plan assets
Plan assets at the end of year	8,853	7,691
Pension plan [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	7,982	6,684
Plan assets
Plan assets at the end of year	8,004	6,908
Pension plan [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	740	686
Plan assets
Plan assets at the end of year	849	783
Other post employment benefit plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	671	589
Plan assets
Plan assets at the end of year	0	0
Other post employment benefit plans [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	620	541
Plan assets
Plan assets at the end of year	0	0
Other post employment benefit plans [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	51	48
Plan assets
Plan assets at the end of year	$ 0	$ 0